Notes Payable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of notes payable
Notes payable	$ 1,702	$ 2,788
RDSI [Member]
Summary of notes payable
Notes payable	952	1,288
First Tennessee Bank [Member]
Summary of notes payable
Notes payable	$ 750	$ 1,500